Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2019	2020
	(in thousands)

Cash, demand deposits and checking accounts	$95,525	178,938
Time deposits with less than three months maturity date	5,530	6,000
	$101,055	184,938